Selected Quarterly Financial Data (Unaudited) (FY) (Details) - USD ($)	3 Months Ended									9 Months Ended		12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Selected Quarterly Financial Data (Unaudited) [Abstract]
Total operating expenses	$ 4,452,427	$ 16,124,000	$ 10,903,454	$ 13,149,000	$ 11,791,000	$ 10,939,000	$ 10,277,000	$ 9,264,000	$ 9,032,000	$ 37,053,686	$ 35,843,480	$ 51,966,620	$ 39,512,146	$ 26,498,818
Loss from operations	(4,452,427)	(16,124,000)	(10,903,454)	(13,149,000)	(11,791,000)	(10,939,000)	(10,277,000)	(9,264,000)	(9,032,000)	(37,053,686)	(35,843,480)	(51,966,620)	(39,512,146)	(26,498,818)
Net loss	(4,265,171)	(13,905,000)	(11,281,479)	(13,504,000)	(12,170,000)	(9,516,000)	(10,759,000)	(9,376,000)	(9,170,000)	(37,782,906)	(36,956,181)	(50,859,803)	(38,820,998)	(28,078,646)
Comprehensive loss	$ (4,265,171)	(13,905,000)	(11,281,479)	(13,504,000)	(12,170,000)	(9,516,000)	(10,759,000)	(9,376,000)	(9,170,000)	$ (37,782,906)	$ (36,956,181)	(50,859,803)	(38,820,998)	(28,078,646)
Net loss attributable to common stockholders		$ (13,905,000)	$ (11,281,000)	$ (13,504,000)	$ (12,170,000)	$ (9,516,000)	$ (10,759,000)	$ (9,376,000)	$ (9,170,000)			$ (50,859,803)	$ (38,820,998)	$ (32,435,054)
Loss per share attributable to common stockholders basic and diluted (in dollars per share)	$ (0.14)	$ (0.45)	$ (0.37)	$ (0.44)	$ (0.42)	$ (0.33)	$ (0.37)	$ (0.33)	$ (0.32)	$ (1.21)	$ (1.23)	$ (1.67)	$ (1.34)	$ (4.01)